9A. Intangible assets, net (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
9A. Intangible assets, net
10	Intangible assets, net

	2012	2011
	RMB’000	RMB’000

Patents	2,850	2,950
Others	161	35

	3,011	2,985

Less: Accumulated amortisation	(318)	(134)

	2,693	2,851

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	164	134	-